INVESTMENT AND OTHER INCOME - Disclosure of Finance Income (Cost) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Investment And Other Loss Income [Abstract]
Gain from investment in silver futures derivatives	$ 98	$ 4,279
Gain (loss) from investment in marketable securities	21	(1,640)
Interest income and other	5,242	6,510
Investment and other (loss) income	$ 5,361	$ 9,149